Quarterly Report
February 28, 2022
MFS®  Blended Research®
Growth Equity Fund
BRW-Q3

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 0.5%
Northrop Grumman Corp.	2,568	$1,135,416
Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	14,108	$1,926,447
Automotive – 2.5%
Tesla, Inc. (a)	6,862	$5,972,891
Biotechnology – 2.0%
Incyte Corp. (a)	13,982	$954,971
Moderna, Inc. (a)	7,557	1,160,755
Vertex Pharmaceuticals, Inc. (a)	11,501	2,645,460
		$4,761,186
Brokerage & Asset Managers – 0.5%
Apollo Global Management, Inc.	9,802	$639,678
KKR & Co., Inc.	9,323	560,499
		$1,200,177
Business Services – 3.9%
Accenture PLC, “A”	14,239	$4,499,809
Dropbox, Inc. (a)	115,967	2,631,291
PayPal Holdings, Inc. (a)	20,920	2,341,576
		$9,472,676
Cable TV – 1.4%
Charter Communications, Inc., “A” (a)	5,726	$3,445,792
Computer Software – 14.9%
Adobe Systems, Inc. (a)	11,368	$5,316,586
Atlassian Corp. PLC, “A” (a)	10,513	3,214,034
Autodesk, Inc. (a)	4,308	948,751
CrowdStrike Holdings, Inc. (a)	12,952	2,528,360
Microsoft Corp.	81,119	24,237,546
		$36,245,277
Computer Software - Systems – 13.7%
Apple, Inc.	164,893	$27,227,132
EPAM Systems, Inc. (a)	2,865	595,204
ServiceNow, Inc. (a)	5,860	3,398,331
SS&C Technologies Holdings, Inc.	18,363	1,376,674
Zebra Technologies Corp., “A” (a)	2,002	827,507
		$33,424,848
Construction – 0.3%
Armstrong World Industries, Inc.	3,336	$294,902
Sherwin-Williams Co.	1,536	404,168
		$699,070
Consumer Products – 1.3%
Colgate-Palmolive Co.	40,746	$3,135,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.4%
Booking Holdings, Inc. (a)	1,542	$3,349,610
Robert Half International, Inc.	1,352	162,632
		$3,512,242
Electrical Equipment – 0.2%
Johnson Controls International PLC	7,993	$519,225
Electronics – 9.3%
Advanced Micro Devices (a)	36,105	$4,453,191
Applied Materials, Inc.	35,780	4,801,676
Lam Research Corp.	4,237	2,378,440
NVIDIA Corp.	20,465	4,990,390
NXP Semiconductors N.V.	13,615	2,588,484
Texas Instruments, Inc.	20,474	3,480,375
		$22,692,556
Food & Beverages – 1.0%
General Mills, Inc.	14,507	$978,207
PepsiCo, Inc.	8,469	1,386,714
		$2,364,921
Food & Drug Stores – 0.9%
Albertsons Cos., Inc., “A”	10,644	$310,273
Wal-Mart Stores, Inc.	13,116	1,772,758
		$2,083,031
Gaming & Lodging – 0.8%
International Game Technology PLC	42,342	$1,296,512
Marriott International, Inc., “A” (a)	4,547	773,627
		$2,070,139
General Merchandise – 0.1%
Five Below, Inc. (a)	1,628	$266,357
Health Maintenance Organizations – 0.3%
Cigna Corp.	2,801	$666,022
Insurance – 1.2%
Equitable Holdings, Inc.	45,762	$1,494,587
MetLife, Inc.	23,002	1,553,785
		$3,048,372
Internet – 10.3%
Alphabet, Inc., “A” (a)	2,564	$6,925,723
Alphabet, Inc., “C” (a)	2,476	6,679,802
Gartner, Inc. (a)	9,761	2,737,179
GoDaddy, Inc. (a)	2,882	240,388
Meta Platforms, Inc., “A” (a)	39,894	8,418,831
		$25,001,923
Leisure & Toys – 2.1%
Brunswick Corp.	23,580	$2,252,362
Electronic Arts, Inc.	10,122	1,316,771
Polaris, Inc.	12,287	1,492,993
		$5,062,126

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.7%
AGCO Corp.	9,903	$1,189,944
Ingersoll Rand, Inc.	5,604	283,114
Regal Rexnord Corp.	16,031	2,570,571
		$4,043,629
Major Banks – 0.2%
Goldman Sachs Group, Inc.	1,510	$515,348
Medical & Health Technology & Services – 2.1%
Charles River Laboratories International, Inc. (a)	3,029	$881,924
McKesson Corp.	13,395	3,683,089
Syneos Health, Inc. (a)	5,823	461,182
		$5,026,195
Medical Equipment – 2.5%
Abbott Laboratories	6,334	$764,007
Align Technology, Inc. (a)	3,789	1,937,922
Boston Scientific Corp. (a)	14,042	620,235
Bruker BioSciences Corp.	2,163	152,211
Danaher Corp.	6,286	1,724,941
Maravai Lifesciences Holdings, Inc., “A” (a)	24,332	950,651
		$6,149,967
Natural Gas - Pipeline – 1.4%
Cheniere Energy, Inc.	25,036	$3,327,284
Network & Telecom – 0.0%
Fortinet, Inc. (a)	378	$130,229
Other Banks & Diversified Financials – 3.1%
Mastercard, Inc., “A”	3,643	$1,314,467
SLM Corp.	76,111	1,499,387
Visa, Inc., “A”	21,853	4,722,870
		$7,536,724
Pharmaceuticals – 2.5%
Eli Lilly & Co.	13,119	$3,279,094
Johnson & Johnson	5,535	910,895
Merck & Co., Inc.	24,691	1,890,837
		$6,080,826
Railroad & Shipping – 0.5%
CSX Corp.	36,247	$1,229,136
Real Estate – 2.7%
Extra Space Storage, Inc., REIT	18,014	$3,389,334
National Storage Affiliates Trust, REIT	9,881	575,766
Public Storage, Inc., REIT	7,265	2,579,220
		$6,544,320
Restaurants – 1.5%
Starbucks Corp.	19,054	$1,748,967
Texas Roadhouse, Inc.	13,416	1,273,312
Yum China Holdings, Inc.	11,708	609,050
		$3,631,329

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 9.2%
Amazon.com, Inc. (a)	4,299	$13,203,347
AutoZone, Inc. (a)	1,300	2,422,407
Bath & Body Works, Inc.	5,297	282,701
Burlington Stores, Inc. (a)	3,740	844,829
Home Depot, Inc.	11,821	3,733,426
Ross Stores, Inc.	13,662	1,248,570
TJX Cos., Inc.	5,851	386,751
Ulta Beauty, Inc. (a)	768	287,616
		$22,409,647
Tobacco – 0.1%
Philip Morris International, Inc.	2,192	$221,545
Trucking – 2.2%
Old Dominion Freight Line, Inc.	2,124	$667,000
United Parcel Service, Inc., “B”	22,066	4,643,128
		$5,310,128
Total Common Stocks		$240,862,406
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.06% (v)	1,192,673	$1,192,673

Other Assets, Less Liabilities – 0.4%		1,029,578
Net Assets – 100.0%		$243,084,657
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,192,673 and $240,862,406, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$240,862,406	$—	$—	$240,862,406
Mutual Funds	1,192,673	—	—	1,192,673
Total	$242,055,079	$—	$—	$242,055,079
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,942,970	$38,629,514	$39,379,811	$—	$—	$1,192,673

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$885	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.